FAIR VALUES - Fair value of equity instruments changes in other comprehensive income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	$ 208,948	$ 85,850
Loss/Income through OCI	(46,975)	7,722
Disposals	(14,645)
Additions	86,272	115,376
Ending balance of fair value of equity instruments	233,600	208,948
Mercado Abierto Electrnico S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	89,112	13,554
Loss/Income through OCI	3,384	75,558
Ending balance of fair value of equity instruments	92,496	89,112
Seguro de Depsitos S.A
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	13,701	4,745
Loss/Income through OCI	(3,057)	8,956
Ending balance of fair value of equity instruments	10,644	13,701
Compensador Electrnica S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	22,072	2,704
Loss/Income through OCI	10,616	19,368
Ending balance of fair value of equity instruments	32,688	22,072
Provincanje S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	8,627	802
Loss/Income through OCI	(1,373)	7,825
Ending balance of fair value of equity instruments	7,254	8,627
Cuyo Aval Sociedad de Garanta Recproca
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	2,715	4,223
Loss/Income through OCI	(842)	(1,508)
Ending balance of fair value of equity instruments	1,873	2,715
Argencontrol S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	306	368
Loss/Income through OCI	18	(62)
Ending balance of fair value of equity instruments	324	306
Los Grobo Sociedad de Garanta Recproca
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments		214
Loss/Income through OCI		(214)
IEBA S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	119	179
Loss/Income through OCI	(58)	(60)
Ending balance of fair value of equity instruments	61	119
Play Digital S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	71,989	58,670
Loss/Income through OCI	(55,626)	(102,057)
Disposals	(14,645)
Additions	86,272	115,376
Ending balance of fair value of equity instruments	87,990	71,989
Otras Sociedades de Garanta Recproca
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	307	391
Loss/Income through OCI	(37)	(84)
Ending balance of fair value of equity instruments	$ 270	$ 307